Deconsolidation of Osisko Development and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deconsolidation And Discontinued Operations [Abstract]
Disclosure of summarized balance sheet before inter company adjustments [Table Text Block]
As at September 30, 2022
$

Current assets	168,092
Current liabilities	(51,330)
Current net assets	116,762

Non-current assets	902,768
Non-current liabilities	(105,757)
Non-current net assets	797,011
Total net assets	913,773
Accumulated other comprehensive income	(515)
Non-controlling interest	(443,295)

Disclosure of results of operations presented as discontinued operations on the consolidated statements of loss [Table Text Block]
	2022	2021
	$	$

Results from discontinued operations:
Net loss on deconsolidation	(140,910)	-
Results of discontinued operations:
Revenues	44,820	7,275
Impairment of assets (Note 12)	(81,000)	(121,600)
Other expenses, net	(89,895)	(31,948)
Net loss before income taxes	(126,075)	(146,273)
Deferred income tax (expense) recovery (see below)	(1,490)	12,971
Net loss	(127,565)	(133,302)
Net loss from discontinued operations	(268,475)	(133,302)

Net loss per share from discontinued operations
Basic and diluted	(1.50)	(0.80)

Disclosure of preliminary purchase price allocation for Acquisition of Tintic by Osisko Development [Table Text Block]
Consideration paid	$

Issuance of 12,049,449 common shares of Osisko Development (i)	109,656
Cash	63,881
Convertible instruments (ii)	10,827
Fair value of deferred consideration of US$12.5 million ($15.9 million)	13,414
Fair value of other contingent payments, rights and obligations	1,695
199,473

Net assets acquired	$

Current assets	2,705
Mining assets and plant and equipment	182,229
Exploration and evaluation	38,508
Other non-current assets	1,735
Current liabilities	(1,322)
Non-current liabilities	(4,925)
Deferred income tax liability	(19,457)
199,473

(i) Prior to the share consolidation.

(ii) Represent the convertible instruments amounting to US$8.5 million ($10.8 million) issued to the sellers prior to the closing of the Tintic Transaction, which were part of the acquisition price.

Disclosure of estimated useful life of property and equipment in discontinued operations [Table Text Block]
Leasehold improvements	Lease term
Furniture and office equipment	2-7 years
Exploration equipment and facilities	2-20 years
Mining plant and equipment (development)	3-20 years
Right-of-use assets	Shorter of useful life and lease term